Shareholders' Equity - Additional Information (Detail) - $ / shares		12 Months Ended
	Jan. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2021	Jan. 29, 2021	Dec. 31, 2019	Dec. 12, 2019	Aug. 22, 2019	Jul. 25, 2019
Number of shares issued				2,500,000
Shares authorized						1,950,000,000
Conversion Of Ordinary Shares		4,855,995	430,108
Ballman Inc [Member]
Number of shares issued									1,756,295
JM Elegance Holdings Limited [Member]
Number of shares issued									1,300,000
Richztx Limited [Member]
Number of shares issued									645,535
Bob Skyline Limited [Member]
Number of shares issued								125,000
Common Class B [Member]
Preferred shares, number of ordinary shares						1,375,934	1,375,934
Number of shares issued		40,136,560	44,992,555
Stock par value		$ 0.0001	$ 0.0001			$ 0.0001
Shares authorized		45,422,663	45,422,663			45,422,663
Ordinary shares, shares outstanding		40,136,560	44,992,555
Common Class B [Member] | Employee [Member]
Number of shares issued		3,380,505
Common Class A [Member]
Preferred shares, number of ordinary shares						37,682,167	37,682,167
Number of shares issued		74,309,007	64,688,479
Stock par value		$ 0.0001	$ 0.0001
Shares authorized		1,904,577,337	1,904,577,337			1,904,577,337
Ordinary shares, shares outstanding		73,723,637	64,634,743
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares issued		3,002,130
Ordinary shares held by depository bank		1,914,630
Ordinary shares reserved for future issuance		585,370
Common Class A [Member] | Over-Allotment Option [Member]
Shares issued for underwriters	170,062
Common Class A [Member] | European asset management company [Member]
Number of shares issued					1,230,769